INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Finished goods	$ 29,736		$ 28,707	$ 25,986
Work-in-process	5,800		4,053	3,741
Raw materials and supplies	33,865		31,218	31,196
Inventory Net	$ 69,401	$ 69,401	$ 63,978	$ 60,923